Unit-Based Compensation - Additional Disclosures (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended				0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Jun. 30, 2014		Jun. 30, 2014 LTIP [Member]	Jun. 17, 2014 LTIP [Member]	Jun. 17, 2014 Executive Officers of General Partner [Member] LTIP [Member]	Jun. 30, 2014 Unit Options [Member]	Jun. 17, 2014 Unit Options [Member] Executive Officers of General Partner [Member] LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units reserved for issuance							9,144,000
Unit-based compensation expense	$ 128	$ 0	[1]	$ 128	[1]
Unit options granted						2,500,000		2,500,000
Vesting percentage for next three anniversaries										33.00%
Unrecognized compensation cost related to unvested unit options	$ 10,472			$ 10,472
Unrecognized compensation cost related to unvested unit options, period of recognition									3 years

[1]	See Note 1 for information regarding the basis of financial statement presentation.